Restricted Cash	12 Months Ended
Dec. 31, 2016
Restricted Cash
Restricted Cash

4. Restricted Cash

        The Company was required to maintain cash of $2.8 million as of December 31, 2016 and December 31, 2015 in retention bank accounts as a collateral for the upcoming scheduled debt payments of its KEXIM-ABN Amro credit facility, which were recorded under current assets in the Company's Consolidated Balance Sheets.